AllianzGI Real Estate Debt Fund
AllianzGI Real Estate Debt Fund
Investment Objective
The Fund seeks to achieve total return in excess of traditional, shorter-duration fixed income products while managing portfolio risk.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Real Estate Debt Fund	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Real Estate Debt Fund		Institutional Class	Class P
Management Fees		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses	[1]	3.00%	3.10%
Total Annual Fund Operating Expenses		3.45%	3.55%
Expense Reductions	[2]	(2.87%)	(2.87%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	0.58%	0.68%
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending September 30, 2018 and include organizational expenses of 1.21%.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2019 to the extent that Total Annual Fund Operating Expenses excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.58% for Institutional Class shares and 0.68% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses excluding organizational expenses.

Expense Example - AllianzGI Real Estate Debt Fund - USD ($)	1 Year	3 Years
Institutional Class	59	540
Class P	69	571

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in a variety of shorter-duration real estate-related debt instruments. The Fund invests a significant portion of its assets in North American and European commercial mortgage-backed securities (“CMBS”). CMBS are securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, and the underlying assets for CMBS in which the Fund invests may include, for example, offices, industrial properties, multi-family housing, hotels and retail commercial properties such as shopping centers and storage facilities. The Fund expects to ordinarily hold such securities until maturity or until they have become fully valued. The Fund may also invest a portion of its holdings in residential mortgage backed securities and other types of real estate-related securities, including equity securities, and also may invest in securities that are not real estate-related.

The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities and in derivatives and other synthetic instruments that have economic characteristics similar to such securities. The Fund also normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in real estate-related securities. The Fund considers “real estate-related securities” to include, without limitation, CMBS, residential mortgage-backed securities (“RMBS”), debt securities issued by real estate investment trusts (“REITs”) and other debt and equity securities of issuers that are principally engaged in the ownership, construction, development, financing, management, servicing, sale and/or leasing of commercial, industrial and/or residential real estate.

The Fund’s portfolio includes a “Core” holdings component and an “Opportunistic” holdings component. The Fund’s Core holdings generally reflect a long-term investment view with respect to particular asset types, consist of real estate-related securities, including CMBS, and will ordinarily comprise at least 70% of the Fund’s assets. The Fund’s Opportunistic holdings generally reflect short-term, tactical investment decisions, and may consist of real estate-related assets other than Core holdings, as well as securities that are not real estate-related, such as debt and equity securities of issuers that are principally engaged in industries other than real estate. The specific asset classes, sectors and securities that the portfolio managers consider to be “Core” or “Opportunistic” may vary over time, depending on market conditions, the Manager’s long-term investment views, and other factors. The Fund will ordinarily not invest more than 30% of its assets in Opportunistic holdings, though the allocation of the Fund’s portfolio to Opportunistic holdings may fluctuate frequently within this 0% to 30% range, depending on market conditions, investment decisions and techniques of the Fund’s management, and other factors. The Fund will ordinarily maintain a diversified portfolio. The portfolio managers seek to apply a global approach that adopts a broad and unbiased outlook with respect to opportunities in global fixed income and real estate. In building the Fund’s strategy and the geographic allocations of its investments, the portfolio managers apply a top-down analysis of broader economic and market themes. At the same time, the Fund’s investments in specific instruments are guided by a rigorous bottom-up approach, involving property and loan-level collateral analysis, stress testing, cash flow and structural analysis.

The portfolio managers may consider selling a particular security if they anticipate a deterioration in credit quality in the sector, jurisdiction or specific issuer and/or security, if they perceive a decline in relative attractiveness as compared to other issuers or securities or they identify material changes in the factors underlying the original reasons for purchase.

The collateral underlying each of the CMBS included in the Fund’s Core holdings will be primarily located in the U.S., Canada and/or Europe (including the United Kingdom), but the Fund is otherwise not subject to geographical restrictions. The Fund may invest without limit in securities denominated in non-U.S. currencies. The Fund may have unhedged exposure to non-U.S. currencies, but will typically seek to hedge most or all such exposure. The Fund’s portfolio as a whole is expected to have a weighted average duration of between one and three years under normal conditions. Under normal conditions, the Fund expects to maintain a portfolio with a weighted average credit rating that is investment grade, based on the highest rating assigned by Fitch, Moody’s, DBRS, Kroll, Morningstar or S&P (or, for unrated securities, the Manager’s determinations). While the Fund retains the flexibility to invest in individual securities whose durations or credit ratings are outside the normal target range for the portfolio as a whole, the Fund will normally invest less than 20% of its net assets in securities rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”) and generally will not invest in securities rated CCC or below by S&P (or the equivalent if rated by another agency or if unrated). Under unusual market conditions, the portfolio managers may also permit the Fund’s weighted average duration or credit quality to be above or below the typical target ranges. The Fund expects to concentrate its investments in the real estate-related sector (which the Fund considers to include issuers of real estate-related securities), meaning that the Fund has adopted a fundamental policy (which may not be changed without shareholder approval), to invest more than 25% of its total assets in the real estate-related sector, increasing the Fund’s exposure to the risks associated with that sector.

The Fund may utilize derivatives to achieve its investment objective, including bond futures and options, Treasury futures, interest rate swaps, credit default swaps and credit default swap indices, currency forwards, foreign currency exchange contracts, options, Markit CMBX index-related derivatives and other derivative instruments. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses.

Principal Risks
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Call Risk:  A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Confidential Information Access Risk:  The Fund’s Manager normally will seek to avoid the receipt of material, nonpublic information (“Confidential Information”) about the issuers of senior loans, other bank loans and related investments being considered for acquisition or held in the Fund’s portfolio, and thus the Fund may be disadvantaged in comparison to other investors who have received Confidential Information from issuers.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.